Inventories - Summary of Inventories (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [abstract]
Inventories Recognized as Cost of Sales	$ 500,000,961	$ 315,288,507	$ 443,727,496